Loan Receivable, Net - Schedule of Loan receivable, net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Loan receivable, net [Abstract]
Loan receivable	$ 128,536
Less: allowance for expected credit loss	(1,355)
Loan receivable, net	$ 127,181